Cover Page	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	40-F
Document Annual Report	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	WPM
Document Registration Statement	false
Entity Registrant Name	WHEATON PRECIOUS METALS CORP.
Entity Central Index Key	0001323404
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	448,150,003
Entity Address, State or Province	DE
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Shares